S000024246 [Member] Expense Example, No Redemption - Putnam Focused Equity Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	991
Expense Example, No Redemption, 10 Years	$ 1,951